As filed with the Securities and Exchange Commission on January 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.3%
	Internet - Commerce - 14.4%
1,000	Ctrip.com International Ltd. - ADR^	$23,270
46,221	Digital River, Inc. *	976,650
34,000	eBay Inc. *	446,420
115,000	Expedia, Inc. *	966,000
25,000	Monster Worldwide Inc. *(a)	286,750
109,983	Shutterfly, Inc. *(a)	752,283
		3,451,373
	Internet - Communications - 8.8%
248,900	Earthlink, Inc. *	1,657,674
805,653	Openwave Systems Inc. *	435,053
		2,092,727
	Internet - Infrastructure - 26.1%
10,000	Adobe Systems Incorporated *	231,600
17,000	Apple Computer, Inc. *	1,575,390
60,000	Broadcom Corporation - Class A *(a)	918,600
10,000	Citrix Systems, Inc. *	266,600
41,562	DMRC Corporation *	374,058
234,400	Novell, Inc. *	1,066,520
110,000	Red Hat, Inc. *	1,017,500
100,000	SanDisk Corporation *	800,000
		6,250,268
	Internet - Media Content - 50.0%
5,500	Baidu.com, Inc. - ADR *^	747,340
55,000	Electronic Arts Inc. *	1,048,300
4,500	Google Inc. *	1,318,320
736,632	Hollywood Media Corp. *	743,998
50,000	IAC/InterActiveCorp. *	739,500
992,643	Move, Inc. *	1,181,245
105,231	Rediff.com India Limited - ADR *^	210,462
42,000	Salesforce.com, Inc. *(a)	1,202,040
1,000	SINA Corp *^	30,900
1,000	Sohu.com Inc. *^(a)	48,540
1,050,872	SourceForge, Inc. *	704,084
85,368	Take-Two Interactive Software, Inc. *	1,037,221
130,000	Tencent Holdings Limited (HK) ^	715,104
35,162	The Knot, Inc. *	264,418
232,817	TheStreet.com	789,250
103,874	Yahoo! Inc. *(a)	1,195,590
		11,976,312
	TOTAL COMMON STOCKS (Cost $43,497,404)	23,770,680
Principal
Amount
	SHORT TERM INVESTMENTS - 4.4%
	U.S. Treasury Bills - 4.4%
$ 225,000	0.12%, 12/04/2008 (a)	224,997
20,000	0.00%, 12/11/2008	20,000
120,000	0.13%, 12/18/2008	119,992
75,000	0.15%, 12/26/2008 (a)	74,992
215,000	0.06%, 01/02/2009	214,989
400,000	0.03%, 01/29/2009	399,982
	TOTAL SHORT TERM INVESTMENTS (Cost $1,054,952)	1,054,952

Jacob Internet Fund
Schedule of Investments
November 30, 2008 (Unaudited), Continued

Shares/Principal
Amount		Value

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 9.6%
	Commercial Paper - 4.0%
$ 1,044,238	KKR Atlantic Funding Trust, 1.30%, Due 03/25/09	$637,674
871,074	Ottimo Funding LLC, 2.45%, Due 10/30/09	321,052
	Total Commercial Paper	958,726

	Money Market Mutual Fund - 0.2%
35,439	Reserve Primary Fund (b)	33,279
	Total Money Market Mutual Fund	33,279

	Repurchase Agreement - 5.4%
1,300,000	ING Financial, 0.30%, Dated 11/28/08, Due 12/01/08,
	(Collateralized by a Fannie Mae Collateralized Mortgage
	Obligation valued at $1,328,005. Repurchase Proceeds are $1,300,033.)	1,300,000
	Total Repurchase Agreement	1,300,000
	TOTAL INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (Cost $3,250,751)	2,292,005
	TOTAL INVESTMENTS (Cost $47,803,107) - 113.3%	27,117,637
	LIABILITIES LESS OTHER ASSETS - (13.3)%	(3,183,857)
	TOTAL NET ASSETS - 100.0%	$23,933,780

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(a)	All or portion of shares are on loan.
(b)	Fair valued by Valuation Committee as delegated by the Jacob Internet Fund's Board of Directors.

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments	$47,803,107
Gross unrealized appreciation	967,378
Gross unrealized depreciation	(21,652,848)
Net unrealized depreciation	$(20,685,470)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2008
FAS 157 - Summary of Fair Value Exposure at November 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2008:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$ 23,770,680	$ —
Level 2 - Other significant observable inputs	3,313,678	—
Level 3 - Significant unobservable inputs	33,279	—
Total	$ 27,117,637	$ —

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 8/31/08	$ —	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	—	—
Transfers in and / or out of Level 3 *	33,279	—
Balance as of 11/30/08	$ 33,279	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Jacob Internet Fund Inc.

By (Signature and Title)   /s/ Ryan Jacob
Ryan Jacob, President

Date   1/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ryan Jacob
Ryan Jacob, President

Date   1/29/09

By (Signature and Title)   /s/ Francis Alexander
Francis Alexander, Treasurer

Date   1/29/09